SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details) - Stock Options [Member]	12 Months Ended
	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares $ / shares
Disclosure of classes of share capital [line items]
Number of options, Beginning Balance | shares	212,161	183,161
Number of options, Granted | shares	130,000	107,000
Number of options, Cancelled | shares		(78,000)
Number of options, Expired | shares	(1,761)
Number of options, Ending Balance | shares	340,400	212,161
Weighted average exercise price, Beginning Balance | $ / shares	$ 11.65	$ 18.2
Weighted average exercise price, Granted | $ / shares	1.84	6.93
Weighted average exercise price, Cancelled | $ / shares		20.52
Weighted average exercise price, Expired | $ / shares	38.2
Weighted average exercise price, Ending Balance | $ / shares	$ 7.76	$ 11.65